SUBSEQUENT EVENTS (Details) - Subsequent event - $ / shares	1 Months Ended	2 Months Ended
	Jan. 31, 2024	Feb. 29, 2024	Feb. 06, 2024
Subsequent Event [Line Items]
Dividends per share (USD per share)			$ 0.75
Flex Constellation
Subsequent Event [Line Items]
Sale and charterback agreement, charter period	3 years
Sale and charterback agreement, charter period extension	3 years
Flex Resolute and Flex Courageous
Subsequent Event [Line Items]
Sale and charterback agreement, charter period		3 years
Sale and charterback agreement, charter period extension		2 years
Flex Resolute and Flex Courageous | Maximum
Subsequent Event [Line Items]
Sale and charterback agreement, charter period extension		4 years